Interest in Other Entities - Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments		$ 367	$ 4,107	$ 2,659
Odysight.ai [Member]
Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments	[1]		660	1,360
Gix internet [Member]
Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments	[2]			215
Parazero [Member]
Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments	[3]		544	615
Laminera (note 4M) [Member]
Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments			1,176	157
SciSparc Nutraceuticals [Member]
Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments	[4]	13	1,249
Polyrizon [Member]
Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments	[5]	140	209	234
Elbit Imaging Ltd [Member]
Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments	[6]			36
Solterra Energy [Member]
Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments	[7]	76	158
Revoltz (note 4I) [Member]
Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments		36	26	42
Zig Miami 54 (note 4G) [Member]
Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method [Line Items]
Total share of loss (profit) of investments		$ 102	$ 85

[1]	Odysight.ai investment was accounted for as assets at fair value through profit or loss from March 21, 2023 (note 4C).
[2]	Gix Internet was consolidated from February 28, 2022 (note 4F).
[3]	Parazero investment was accounted for as assets at fair value through profit or loss from October 30, 2023 (note 4M).
[4]	Jeffs’ Brands was deconsolidated on January 28, 2024, and was accounted for as assets at fair value through profit or loss from this date.
[5]	Polyrizon investment was accounted for as assets at fair value through profit or loss from October 30, 2024 (note 4H).
[6]	Elbit Imaging Ltd. investment was accounted for as assets at fair value through profit or loss from October 18, 2022.
[7]	Solterra Energy investment was accounted for as assets at fair value through profit or loss from September 5, 2024 (note 4P).